Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 3,906	$ 6,648	$ 35,925	$ 26,690
Expenses:
Patient care expense	2,537	2,343	20,453	9,243
Facility rent expense	149	1,639	4,876	6,464
Cost of management fees	141	179	619	672
Depreciation and amortization	510	613	2,404	2,591
General and administrative expense	1,206	1,123	4,652	3,931
Doubtful accounts expense (recovery)	16	1,761	4,916	182
Loss on disposal of assets			1,417
Loss on lease termination			1,436
Other operating expenses	92	329	1,974	1,074
Total expenses	4,651	7,987	42,747	24,157
Loss from operations	(745)	(1,339)	(6,822)	2,533
Other expense:
Interest expense, net	680	653	2,529	2,669
Other expense, net	567	935
(Gain) Loss on extinguishment of debt			452	(146)
Other (income) expense, net			(2,936)	1,192
Total other expense, net	1,247	1,588	45	3,715
Net loss	(1,992)	(2,927)	(6,867)	(1,182)
Preferred stock dividends - undeclared	(2,249)	(2,250)	(8,997)	(8,997)
Net loss attributable to Regional Health Properties, Inc. common stockholders	$ (4,241)	$ (5,177)	$ (15,864)	$ (10,179)
Net loss per share of common stock attributable to Regional Health Properties, Inc.
Basic and diluted:	$ (2.28)	$ (2.89)	$ (8.93)	$ (5.87)
Weighted average shares of common stock outstanding:
Basic and diluted	1,862	1,790	1,776	1,734
Health Care, Patient Service [Member]
Revenues:
Other revenues	$ 1,916	$ 2,311	$ 22,060	$ 9,485
Rental Revenue [Member]
Revenues:
Other revenues	1,708	4,065	12,794	16,093
Management Service [Member]
Revenues:
Other revenues	278	265	1,045	1,021
Product and Service, Other [Member]
Revenues:
Other revenues	$ 4	$ 7	$ 26	$ 91